Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2014
Share-based Compensation Expenses
Share-based Compensation Expenses

10. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 11,500,000 ordinary shares. In December 2012, the Board of Directors approved an increase in the number of shares available for issuance under the plan to 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan was initially 5,500,000 ordinary shares as of the date of its approval. The number of shares reserved for future issuances under the 2014 Plan will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than 1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the 2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis.

The options granted under the 2008 plan have a contractual term of six years, and ones under 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2008 plan, incentive awards are only exercisable upon occurrence of certain defined exercisable events. The Group did not recognize any share-based compensation expense for the awards granted until the completion of the Company’s IPO on May 9, 2014 upon which the performance condition was satisfied. Share-based compensation expense of RMB39,172,678 was recognized for the year ended December 31, 2014.

Share options

The following table summarizes the Company’s option activities:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		US$	In Years	US$

Outstanding at January 1, 2014	17,631,953	0.37	3.67	28,284,725	0.49
Granted	6,477,000	3.08	—	—	3.57
Exercised	(2,332,851)	0.24	—	—	0.13
Forfeited	(510,256)	2.16	—	—	1.49
Outstanding at December 31, 2014	21,265,846	1.17	4.88	60,164,810	1.44
Vested and expected to vest at December 31, 2014	20,614,680	1.15	4.82	58,822,488	1.41
Exercisable at December 31, 2014	10,127,642	0.31	2.67	37,387,103	0.38

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares at each reporting date.

The total intrinsic value of options exercised for the year ended December 31, 2014 was RMB68,093,688 (US$10,974,710). No options were exercised in the years ended December 31, 2012 and 2013.

The total fair value of share options vested during the year ended December 31, 2012, 2013, and 2014 was RMB5,507,749, RMB8,340,955, and RMB23,849,260 (US$3,843,803), respectively.

The grant date fair value of each option is calculated using a binomial option pricing model with the following assumptions:

	2012	2013	2014

Expected volatility	55%	50-52%	50-51.1%
Risk-free interest rate	1.52%	1.08-1.75%	1.99-2.6%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Expected term (in years)	6	6	6-10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant	US$0.76 RMB4.78	US$0.91-1.98 RMB5.63-12.26	US$3.33-6.98 RMB20.66-43.31

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Expected term is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

On May 15, 2014, the Company modified the exercise price of 576,000 share options granted on April 1, 2014 from US$5.00 to US$3.00. The incremental compensation expense of RMB1,698,213 (US$275,505) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. The incremental compensation expense will be recognized over the remaining service period.

On October 8, 2014, the Company extended the contract life of 2,159,812 share options granted under 2008 plan from six years to ten years. The incremental compensation expense was immaterial and was recognized immediately since the options were fully vested.

As of December 31, 2014, there was RMB144,918,404(US$23,356,607) in total unrecognized compensation expense related to unvested options, which is expected to be recognized over a weighted-average period of 3.52 years.

Restricted shares

The fair value of restricted shares with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarizes the Company’s restricted shares activity under the option plans:

	Numbers of restricted shares	Weighted average grant date fair value

Outstanding as of December 31, 2013	—	—
Grant	210,000	3.36
Vested	(30,618)	3.36
Forfeited	—	—
Outstanding as of December 31, 2014	179,382	3.36
Vested and expected to vest at December 31, 2014	179,382	3.36

As of December 31, 2014, there was RMB3,666,690 (US$590,963) in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 3.35 years.